Property, Plant and Equipment - Summary of Depreciations Charges (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 14,946	€ 9,448	€ 6,688
Cost of sales [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	252
Research and development costs [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	10,102	7,311	5,282
Selling General And Administrative Expense [Member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 4,592	€ 2,137	€ 1,406